Significant Accounting Policies (Schedule of Supplier Finance Program) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Trade payables
Opening balance	$ 149,000
Additions (new agreements)	143,897
Payments	(51,128)
Ending balance	$ 241,769